Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2016	2017
	RMB	RMB
Accrued payroll	24,926	64,526
Accrued expenses	4,176	7,176
Other payables	343	1,137

Total	29,445	72,839